Debt (Details Narrative Five) - USD ($)									2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 30, 2026	Dec. 15, 2025	Jun. 12, 2025	Mar. 31, 2025	Dec. 15, 2024	Dec. 12, 2024	Sep. 13, 2024	Jul. 22, 2024	Mar. 27, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 27, 2026	Dec. 11, 2025	Jun. 30, 2025	Feb. 05, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount																	$ 4,500,000
Loss on extinguishment of debt, net										$ (6,000)	$ (1,770,000)	$ 2,402,732	$ 1,071,563
Loss on debt extinguishment										6,000	1,770,000	$ (2,402,732)	$ (1,071,563)
March Agile Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding principal balance		$ 1,839,432							$ 1,179,000
March Agile Note [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate share issued		11,640							29,306
Aggregate reductions of in outstanding balance debt		$ 284,000							$ 660,000
Debt instrument conversion price per share									$ 23.04					$ 21.40
Agile Term Notes [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest expense										$ 0	450,000
July Agile Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
arly prepayment of remaining outstanding balances						$ 319,500
September Agile Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
arly prepayment of remaining outstanding balances						178,063
Subordinated Secured Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount						2,400,000	$ 262,500
Administrative agent fees						$ 120,000	$ 12,500
Maturity date						Jul. 10, 2025	Mar. 03, 2025
Interest rate						44.00%	44.00%
Subordinated Secured Promissory Note [Member] | March Agile Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount				$ 4,000,000							$ 4,000,000
Maturity date											Nov. 12, 2025
Interest rate				44.00%							44.00%					44.00%
Loss on extinguishment of debt, net		632,837			$ (633,000)
Repayments of debt											$ 1,755,895
Remaining principal and accrued and unpaid interest															$ 1,495,375
Outstanding principal balance															2,123,432
Loss on debt extinguishment		$ (632,837)			$ 633,000
Subordinated Secured Promissory Note [Member] | June Agile Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount			$ 262,500
Administrative agent fees			$ 12,500													$ 200,000
Maturity date			Dec. 15, 2025
Interest rate			48.00%
Loss on extinguishment of debt, net											1,769,895
Loss on debt extinguishment											(1,769,895)
Subordinated Secured Promissory Note [Member] | March Two Thousand Twenty Six Agile Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate	44.00%
Subordinated Secured Promissory Note [Member] | Agile Term Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate										5.00%
December Agile Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss on extinguishment of debt, net						$ 1,071,563
Loss on debt extinguishment						(1,071,563)
March Agile Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss on extinguishment of debt, net											1,770,000
Loss on debt extinguishment											(1,770,000)
Subordinated Secured Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount						2,400,000	$ 263,000	$ 788,000
Proceeds from debt						1,782,000	250,000	750,000
Administrative agent fees						$ 120,000	$ 13,000	$ 38,000
Maturity date							Mar. 03, 2025	Feb. 05, 2025
Debt instrument, interest rate							48.00%	42.00%
Subordinated Secured Promissory Note [Member] | March Agile Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount				$ 4,000,000							4,000,000
Proceeds from debt				2,044,000
Administrative agent fees				$ 200,000							$ 200,000
Maturity date				Nov. 12, 2025
Repayments of debt				$ 1,756,000
Remaining principal and accrued and unpaid interest															1,495,000
Outstanding principal balance															$ 2,123,000
Subordinated Secured Promissory Note [Member] | June Agile Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount			$ 263,000
Proceeds from debt			250,000
Administrative agent fees			$ 13,000
Maturity date			Dec. 15, 2025
Subordinated Secured Promissory Note [Member] | March Two Thousand Twenty Six Agile Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount	$ 90,000
Proceeds from debt	85,000
Administrative agent fees	$ 5,000
Maturity date	Oct. 27, 2026